Subsequent Events (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash and cash equivalents	$ 1,477,229	$ 36,898	$ 36,121
Prepaid expense	21,569	15,995
Total Current Assets	1,498,798	52,893
Other Assets
Property and equipment, net	57,407	62,569
Total Assets	1,556,205	5,218,308
Current Liabilities:
Accounts payable and accrued liabilities	542,035	481,412
Note payable	277,270	262,040
Note payable, shareholder	3,603,446	2,784,000
Current portion of unsecured convertible notes, net of discount	67,858
Services payable, related party	239,080	1,000,000
Total Current Liabilities	4,729,689	4,877,311
Unsecured convertible notes - related party, net of discount	11,668
Unsecured convertible notes, net of discount and current portion	220,540	110,273
Total Liabilities	4,961,897	4,987,584
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 105,996,974 shares issued and outstanding.	103,997	91,997
Additional paid in capital	24,586,201	13,984,898
Accumulated deficit	(28,095,890)	(13,846,171)
Total stockholders' deficit	(3,405,692)	230,724	$ 2,403,311
Total Liabilities and Stockholders' Deficit	1,556,205	$ 5,218,308
Pro Forma [Member]
Current Assets
Cash and cash equivalents	1,477,229
Prepaid expense	21,569
Total Current Assets	1,498,798
Other Assets
Property and equipment, net	175,407
Intangibles	3,222,000
Total Assets	4,896,205
Current Liabilities:
Accounts payable and accrued liabilities	542,035
Note payable	277,270
Note payable, shareholder	3,603,446
Current portion of unsecured convertible notes, net of discount	67,858
Services payable, related party	239,080
Total Current Liabilities	4,729,689
Unsecured convertible notes - related party, net of discount	11,668
Unsecured convertible notes, net of discount and current portion	220,540
Total Liabilities	4,961,897
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 105,996,974 shares issued and outstanding.	105,997
Additional paid in capital	27,924,201
Accumulated deficit	(28,095,890)
Total stockholders' deficit	(65,692)
Total Liabilities and Stockholders' Deficit	$ 4,896,205